Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (11,053)	$ (11,286)	$ (14,976)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	171	111	54
Capital loss	5
Share based compensation expenses	1,892	1,427	4,879
Share based compensation – placement agent warrants		59
Evaluation of financial liability at fair value	47	(306)	(108)
Expiration of financial liability	(11)
Issuance cost		205
Issuance of ordinary shares - advisor fees	62
Prepayments of lease liabilities	(9)	(7)	(51)
Decrease (increase) in right of use assets, net	31	(5)	(99)
Decrease (increase) in other current assets	(84)	190	99
(Decrease) increase in trade accounts payables	(44)	46	59
(Decrease) increase in other accounts payable	118	(190)	496
(Increase) decrease in inventory	(444)
Unrealized foreign exchange (gain) loss	(55)	65	438
Net cash used in operating activities	(9,374)	(9,691)	(9,209)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(164)	(206)	(263)
Change in deposits, net	1,652	4,800	(7,120)
Net cash provided (used in) investing activities	1,488	4,594	(7,383)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares, pre-funded warrants and ordinary warrants, net	7,898	3,424
Exercise of options	2	3
Exercise of pre-funded warrants	2
Issuance of ordinary shares (issuances pursuant to an at-the-market facility)		26
Net cash provided by financing activities	7,902	3,453
Effect of exchange rate changes on cash and cash equivalents	55	(65)	(438)
Net increase (decrease) in cash and cash equivalents and restricted cash	16	(1,644)	(16,592)
Cash, cash equivalents and restricted cash at the beginning of the period	5,130	6,839	23,869
Cash, cash equivalents and restricted cash at the end of the period	5,201	5,130	6,839
Cash and cash equivalents	5,111	5,041	6,783
Restricted cash	90	89	56
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	5,201	5,130	6,839
Other receivable in connection to December private placement	70
Accrued issuance expenses	(220)
Financial liability- placement agent fee (Note 10-A)	(69)
Share based compensation- placement agent warrants against additional paid in capital (Note 11)	(254)	(73)
Total non cash transactions	(473)	(73)
Interest paid	$ 72	$ 93	$ 106